Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On: _________________ Total Shareholder Return ($) (5) (f)
Year (a)	Summary Compensation Table Total for PEO ($) (1) (2) (3) (b)	Compensation Actually Paid to PEO ($) (4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (2) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (e)		Net Loss ($M) (6) (h)

2023	1,156,903	262,372	961,711	622,399	37.66	(583.9)
2022	4,008,507	2,751,454	2,724,907	2,481,143	38.03	(417.3)
2021	29,016,727	10,356,288	2,888,272	1,170,404	45.61	(349.8)

Named Executive Officers, Footnote	The following individuals are our NEOs for the following fiscal years ended December 31:

Year	PEO	Non-PEO NEOs

2023	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs
2022	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs
2021	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs

PEO Total Compensation Amount	$ 1,156,903	$ 4,008,507	$ 29,016,727
PEO Actually Paid Compensation Amount	$ 262,372	2,751,454	10,356,288
Adjustment To PEO Compensation, Footnote	Amounts shown in Columns (c) and (e) represent the “compensation actually paid” to Mr. Adcock and an average for our Non-PEO NEOs, calculated by adjusting the amounts shown for each corresponding fiscal year in the “Total” column of the Summary Compensation Table as follows:

	2023
Adjustments	Mr. Adcock	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” column in the Summary Compensation Table for Applicable FY	$—	$(116,729)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	177,570
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	54,119
Deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 78 Fair Value from Prior FY End to Applicable FY End	(140,024)	(51,325)
Deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(754,507)	(402,947)
Total adjustments	$(894,531)	$(339,312)

Non-PEO NEO Average Total Compensation Amount	$ 961,711	2,724,907	2,888,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 622,399	2,481,143	1,170,404
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown in Columns (c) and (e) represent the “compensation actually paid” to Mr. Adcock and an average for our Non-PEO NEOs, calculated by adjusting the amounts shown for each corresponding fiscal year in the “Total” column of the Summary Compensation Table as follows:

	2023
Adjustments	Mr. Adcock	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” column in the Summary Compensation Table for Applicable FY	$—	$(116,729)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	177,570
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	54,119
Deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 78 Fair Value from Prior FY End to Applicable FY End	(140,024)	(51,325)
Deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(754,507)	(402,947)
Total adjustments	$(894,531)	$(339,312)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Loss
Total Shareholder Return Amount	$ 37.66	38.03	45.61
Net Income (Loss)	$ (583,900,000)	$ (417,300,000)	$ (349,800,000)
PEO Name	Richard Adcock	Richard Adcock	Richard Adcock
Additional 402(v) Disclosure	Amounts shown in Columns (b) and (d) represent the total compensation reported for Mr. Adcock and an average for our Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Values shown above for the fiscal year ended December 31, 2023 do not incorporate equity awards to Mr. Adcock and Dr. Soon-Shiong as no such awards were granted to them during that period. Values shown above for the fiscal year ended December 31, 2022 do not incorporate discretionary cash bonuses and/or performance-based bonuses as no such bonuses were earned by our NEOs during that period.
(3)For more information regarding any year not included in the Summary Compensation Table in this proxy statement, please refer to the Proxy Statement on Form DEF 14A filed with the SEC on April 28, 2023.
	Amounts shown in Column (f) represent the value of a fixed investment of $100 in the company’s common stock based on cumulative TSR as of the end of each fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (December 31, 2021 – December 31, 2023), assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. The company has never paid cash dividends on its common stock. Share price data was collected using S&P Capital IQ.Amounts shown in Column (h) represent the net loss reported in the company’s audited consolidated financial statements that appear in Part II, Item 8. “Financial Statements and Supplementary Data” of our Annual Report for the fiscal year ended December 31, 2023 filed with the SEC on March 19, 2024.
Non-PEO NEO	Dr. Patrick Soon-Shiong and David Sachs	Dr. Patrick Soon-Shiong and David Sachs	Dr. Patrick Soon-Shiong and David Sachs
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (894,531)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(140,024)
PEO | Equity Awards Granted During Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(754,507)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,312)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,729)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,570
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,119
Non-PEO NEO | Equity Awards Granted During Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,325)
Non-PEO NEO | Equity Awards Granted During Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (402,947)